Other Assets and Receivables - Summary of Accrued Income (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Assets And Receivables [abstract]
Accrued interest	€ 1,436	€ 1,415
Other	6	21
Accrued income	€ 1,442	€ 1,436